Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands			1 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Mar. 16, 2021
Subsequent Events (Details) [Line Items]
Issued ordinary shares	5,926,830	45,000,000
Total consideration received (in Dollars)	$ 494	$ 2,250
Subsequent event, description			Under the terms of the distribution agreement, Ewopharma paid Can-Fite $2,250 upfront and is entitled to up to an additional $40,450 payable upon the achievement of regulatory and sales milestones plus 17.5% royalties on net sales.
ADS [Member]
Subsequent Events (Details) [Line Items]
Exchange for exercise of ADS	197,561	1,500,000